Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Total comprehensive expense for the year attributable to non-controllinginterests	£ 2,882	£ 2,024	£ 7,885
Non-controlling interests in the Consolidated balance sheet	3,557	3,839
Turnover	30,186	27,889	23,923
Profit/(loss) after taxation	637	150	(50)
Other comprehensive income	713	962	(487)
Total comprehensive income	488	753	(42)
Non-current assets	40,474	42,370
Current assets	15,907	16,711
Total assets	56,381	59,081
Current liabilities	(26,569)	(19,001)
Non-current liabilities	(26,323)	(35,117)
Total liabilities	(52,892)	(54,118)
Net assets	3,489	4,963
Net cash inflow from operating activities	6,918	6,497	2,569
Net cash inflow/(outflow) from investing activities	(1,443)	(1,269)	6,037
Net cash outflow from financing activities	(6,380)	(6,392)	(7,103)
ViiV healthcare [member]
Disclosure of noncontrolling interests [Line Items]
Total comprehensive expense for the year attributable to non-controllinginterests	187	(83)	(143)
Dividends paid to non-controlling interests	316	152	163
Non-controlling interests in the Consolidated balance sheet	(476)	(353)
Turnover	4,269	3,527	2,330
Profit/(loss) after taxation	825	(1,249)	(1,426)
Other comprehensive income	20	36	7
Total comprehensive income	845	(1,213)	(1,419)
Non-current assets	2,736	3,064
Current assets	2,533	2,357
Total assets	5,269	5,421
Current liabilities	(2,409)	(1,977)
Non-current liabilities	(8,011)	(7,983)
Total liabilities	(10,420)	(9,960)
Net assets	(5,151)	(4,539)
Net cash inflow from operating activities	2,132	1,750	1,097
Net cash inflow/(outflow) from investing activities	(207)	(326)	(63)
Net cash outflow from financing activities	(1,820)	(1,023)	(814)
Decrease in cash and bank overdrafts in the year	105	401	220
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [Line Items]
Total comprehensive expense for the year attributable to non-controllinginterests	296	730	14
Dividends paid to non-controlling interests	420	346
Non-controlling interests in the Consolidated balance sheet	3,631	3,755
Turnover	7,003	6,530	4,627
Profit/(loss) after taxation	1,211	660	(39)
Other comprehensive income	(387)	1,640	72
Total comprehensive income	824	2,300	33
Non-current assets	12,771	13,315
Current assets	3,282	3,996
Total assets	16,053	17,311
Current liabilities	(2,675)	(3,060)
Non-current liabilities	(1,537)	(2,062)
Total liabilities	(4,212)	(5,122)
Net assets	11,841	12,189
Net cash inflow from operating activities	883	1,496	277
Net cash inflow/(outflow) from investing activities	270	(537)	(691)
Net cash outflow from financing activities	(1,194)	(980)	(42)
Decrease in cash and bank overdrafts in the year	£ (41)	£ (21)	£ (456)